EXPENSES	12 Months Ended
Jun. 30, 2018
EXPENSES
EXPENSES

Consolidated
2018	2017	2016
$	$	$

8.EXPENSES

Amortization of intangible assets	—	63,783	127,564
Depreciation of fixed assets	303,749	307,828	262,510
Net foreign currency losses	—	175,871	427,574
Employee benefits expenses	2,657,232	3,594,936	3,774,770
Operating lease expenses	326,192	310,413	312,586
Research and development expenses	459,026	418,598	395,539